Lease Liabilities (Details) ¥ in Thousands, $ in Thousands			6 Months Ended
	Jan. 31, 2024 CNY (¥)	Jan. 31, 2024 USD ($)	Sep. 30, 2024 CNY (¥)	Sep. 30, 2023 CNY (¥)	Sep. 30, 2024 USD ($)	Mar. 31, 2024 CNY (¥)
Lease Liabilities [Line Items]
Lease period	5 years
Operating lease income			¥ 1,500	¥ 1,600
Finance Lease, Liability, Statement of Financial Position [Extensible Enumeration]			Short-term borrowings		Short-term borrowings
Financing proceeds total	¥ 6,500	$ 900
Sold lease equipment	¥ 6,500	$ 900
Right of use assets lease			¥ 8,058		$ 1,148	¥ 9,781
Interest rate	10.70%	10.70%
Inception lease	¥ 6,450
Amortization			1,400
Lease liability			¥ 8,941
Finance Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]			Current liabilities		Current liabilities
Lease liability current			¥ 4,078
Interest expenses total			300
Sale and leaseback deferred loss			800
Chailease International Financial Leasing Corp. [Member]
Lease Liabilities [Line Items]
Right of use assets lease	¥ 6,200
UTime Guangxi [Member]
Lease Liabilities [Line Items]
Lease liability			1,600
Lease liability current			3,000
Corresponding Equipment [Member]
Lease Liabilities [Line Items]
Depreciation charges			1,300	¥ 1,400
Leased Equipment [Member]
Lease Liabilities [Line Items]
Amortization			¥ 6,200
Minimum [Member]
Lease Liabilities [Line Items]
Lease period			1 year		1 year
Maximum [Member]
Lease Liabilities [Line Items]
Lease period			3 years		3 years